Commitments and Contingencies - Contingencies (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Royalty Arrangement [Member]
Registration Payment Arrangement [Line Items]
Sales and other tax exposure included in accrued liabilities	$ 326	$ 628